Total
Putnam RetirementReady 2035 Fund
Fund summary
Goal
Putnam RetirementReady 2035 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Fees and expenses
The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 93 of the fund's prospectus, in the Appendix to the fund's prospectus, and in How to buy shares beginning on page II-1 of the fund's statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam RetirementReady 2035 Fund	Class A		Class B		Class C		Class R	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam RetirementReady 2035 Fund		Class A	Class B	Class C	Class R	Class R6	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%
Other expenses		0.25%	0.25%	0.25%	0.25%	0.16%	0.25%
Acquired fund fees and expenses		0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Total annual fund operating expenses		1.09%	1.84%	1.84%	1.34%	0.75%	0.84%
Expense reimbursement	[1]	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Total annual fund operating expenses after expense reimbursement		0.98%	1.73%	1.73%	1.23%	0.64%	0.73%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/20. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam RetirementReady 2035 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	669	891	1,131	1,818
Class B	676	868	1,185	1,953
Class C	276	568	985	2,150
Class R	125	414	724	1,603
Class R6	65	229	406	920
Class Y	75	257	455	1,027

Expense Example, No Redemption - Putnam RetirementReady 2035 Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	176	568	985	1,953
Class C	176	568	985	2,150

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 44%.
Investments, risks, and performance
Investments
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2035 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds.

The fund’s target allocations among asset classes and underlying funds will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under "What are the funds’ and each underlying fund’s main investment strategies and related risks?"Putnam Investment Management, LLC (Putnam Management) adjusts these allocations at the end of each calendar quarter based on the glide path.

The following table presents your fund’s approximate allocations to each asset class and underlying fund as of September 30, 2019 and its projected approximate allocations to those asset classes and underlying funds as of September 30, 2020. By comparing the percentage allocations of your fund in the table, you can see how its allocations are expected to change during the one-year period beginning on September 30, 2019. The table also shows the approximate allocations of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. Over a five year period, each fund’s allocation will gradually change to resemble the allocation for the fund with the next earliest target date. The table illustrates how a fund’s allocations are expected to change over time to increasingly emphasize capital preservation and income.

Underlying											Lifestyle
Fund*	Year	2060	2055	2050	2045	2040	2035	2030	2025	2020	1

Putnam
Dynamic	2019	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Asset
Allocation
Equity Fund	2020	73.1%	58.6%	40.8%	16.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Allocation
Growth
Fund	2020	16.0%	30.0%	47.0%	68.0%	68.0%	29.1%	0.0%	0.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Allocation
Balanced
Fund	2020	0.0%	0.0%	0.0%	0.0%	10.0%	40.0%	53.5%	25.0%	0.0%	0.0%
Putnam
Dynamic
Asset	2019	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Allocation
Conserva-
tive Fund	2020	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	21.7%	34.0%	34.0%
Putnam
Govern-
ment	2019	0.5%	0.5%	0.5%	1.0%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%
Money
Market
Fund	2020	0.5%	0.5%	0.5%	1.3%	2.8%	3.5%	4.7%	6.0%	6.0%	6.0%
Putnam
Fixed
Income	2019	0.6%	1.0%	1.8%	2.5%	3.4%	7.0%	12.0%	17.4%	25.3%	30.0%
Absolute
Return
Fund	2020	0.7%	1.2%	2.0%	2.5%	3.7%	8.0%	13.1%	18.6%	25.3%	30.0%
Putnam
Multi-Asset	2019	9.7%	9.7%	9.7%	10.9%	14.6%	18.7%	22.6%	27.8%	32.2%	30.0%
Absolute
Return
Fund	2020	9.7%	9.7%	9.7%	11.6%	15.5%	19.4%	23.7%	28.7%	34.8%	30.0%
Equity**	2019	86.0%	83.5%	79.4%	73.0%	62.7%	50.0%	36.8%	23.9%	12.3%	10.2%
	2020	85.9%	82.6%	78.4%	71.0%	60.4%	47.3%	33.6%	21.5%	10.2%	10.2%
Fixed	2019	3.7%	5.8%	9.1%	13.6%	19.3%	24.3%	28.6%	31.0%	30.3%	29.8%
Income**	2020	3.7%	6.5%	9.9%	14.9%	20.4%	25.3%	29.6%	31.2%	29.8%	29.8%
Absolute	2019	10.3%	10.7%	11.5%	13.4%	18.0%	25.7%	34.6%	45.2%	57.4%	60.0%
Return**	2020	10.4%	10.9%	11.7%	14.1%	19.2%	27.4%	36.8%	47.3%	60.0%	60.0%

* Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; an assumption that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

The fund’s target allocations may differ from the allocations shown in the table. We may change the glide path, the fund’s target allocations, and the underlying funds in which it invests at any time. We assume investors will begin gradual withdrawals from the fund at around the target date. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.
Risks
It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

The fund’s allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Management serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

An underlying fund’s non-directional strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance.

REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities.

An underlying fund’s use of leverage obtained through derivatives increases the risk of investing in the underlying fund by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/19 12.08% Best calendar quarter Q2 2009 19.13% Worst calendar quarter Q3 2011 −14.94%
Average annual total returns after sales charges (for periods ended 12/31/18)
Average Annual Total Returns - Putnam RetirementReady 2035 Fund		Label	1 Year	5 Years	10 Years
Class A		before taxes	(13.10%)	2.84%	8.77%
Class A | after taxes on distributions			(15.44%)	1.51%	7.59%
Class A | after taxes on distributions and sale of fund shares			(6.68%)	1.82%	6.77%
Class B		before taxes	(12.58%)	2.95%	8.77%
Class C		before taxes	(9.29%)	3.29%	8.60%
Class R		before taxes	(8.03%)	3.81%	9.15%
Class R6	[1]	before taxes	(7.47%)	4.38%	9.72%
Class Y		before taxes	(7.54%)	4.33%	9.69%
S&P 500 Index (no deduction for fees, expenses or taxes)			(4.38%)	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)			0.01%	2.52%	3.48%
[1]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.